Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Cash and Cash Equivalents
Cash and cash equivalents as reported in the consolidated statements of cash flows are presented separately on the consolidated balance sheets as follows:

	As of December 31, 2022		As of December 31, 2023
	Amount	RMB equivalent	Amount	RMB equivalent
Cash and cash equivalents:
RMB	13,230,745	13,230,745	13,597,107	13,597,107
US$	194,588	1,355,226	1,021,773	7,236,909
HK$	9,256	8,268	4,218	3,823
Others	not applicable	13,535	not applicable	289,324

Total		14,607,774		21,127,163

Summary of Accounts Receivable, Allowance for Credit Loss
The following table summarizes the activity in the allowance for credit losses related to accounts receivable, other current assets and installment payment receivables, for the years ended December 31, 2021, 2022 and 2023 :

For the Year Ended December 31, 2021
Balance as of December 31, 2020	12,507
Current period provision	69,731
Write-offs	(15,142)

Balance as of December 31, 2021	67,096

For the Year Ended December 31, 2022
Balance as of December 31, 2021	67,096
Current period provision	67,654
Write-offs	(13,043)

Balance as of December 31, 2022	121,707

For the Year Ended December 31, 2023
Balance as of December 31, 2022	121,707
Current period provision	70,357
Write-offs	(41,281)

Balance as of December 31, 2023	150,783

Summary of Useful Lives of Property Plant and Equipment

Estimated useful lives
Buildings	20 years
Machinery and equipment	15 months to 10 years
Charging infrastructure	5 years
Vehicles	4 to 5 years
Computer and electronic equipment	3 years
Others	2 to 5 years

Summary of Finite Lived Intangible Assets Useful Lives	Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Estimated useful lives
Software	2 to 10 years
License of maintenance and overhauls	26 months
VPT	10 years
Robotics platform technology	10 years
Others	5 to 10 years